Share-Based Compensation and Equity - Stock Option Activity (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) $ / shares shares
Options outstanding and exercisable under the Company's 1991 Equity and Performance Incentive Plan
Outstanding, Shares, beginning balance | shares	1,954
Outstanding, weighted average exercise price, beginning balance	$ 39.63
Expired or forfeited, Shares | shares	(355)
Expired or forfeited, weighted average exercise price	$ 51.45
Exercised, Shares | shares	445
Exercised, weighted average exercise price	$ 32.89
Granted, Shares | shares	454
Granted, Weighted average exercise price	$ 34.20
Outstanding, Shares, ending balance | shares	1,608
Outstanding, weighted average exercise price, ending balance	$ 37.11
Outstanding, Weighted Average Remaining Contractual Term	6 years
Outstanding, Aggregate Intrinsic Value | $	$ 2,277	[1]
Options exercisable, Shares | shares	871
Options exercisable, Weighted average exercise price	$ 40.17
Option exercisable, Weighted average remaining contractual term	3 years
Option exercisable, aggregate Intrinsic Value | $	$ 1,359	[1]
Options vested and expected to vest, Shares | shares	1,580	[2]
Options vested and expected to vest, weighted average exercise price	$ 37.19	[2]
Options vested and expected to vest, weighted average remaining contractual term	6 years
Options vested and expected to vest, aggregate intrinsic value | $	$ 2,227	[1],[2]

[1]	The aggregate intrinsic value represents the total pre-tax intrinsic value (the difference between the Company’s closing share price on the last trading day of the year in 2014 and the exercise price, multiplied by the number of “in-the-money” options) that would have been received by the option holders had all option holders exercised their options on December 31, 2014. The amount of aggregate intrinsic value will change based on the fair market value of the Company’s common shares.
[2]	The expected to vest options are the result of applying the pre-vesting forfeiture rate assumption to total outstanding non-vested options.